Stock Option Plans - Fair value assumptions of stock options granted (Details) (Stock Options)	12 Months Ended
Dec. 31, 2012
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	33.41%
Expected dividend yield	2.19%
Expected term (in years)	7 years
Risk-free rate	1.37%